INVENTORIES -ALLOWANCE FOR DIMINUTION IN VALUE OF INVENTORIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVENTORIES [abstract]
Balance at beginning of year	¥ 920	¥ 4,402	¥ 3,603
Allowance for the year	436	430	3,687
Reversal of allowance on disposal	(13)	(10)	(34)
Written off	(190)	(4,021)	(2,931)
Other increase	2	119	77
Balance at end of year	1,155	920	4,402
Costs of inventories recognized as an expense	¥ 1,854,629	¥ 1,461,285	¥ 1,572,798